Item 1. Report to Shareholders

T. Rowe Price New Asia Fund
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Certified Annual Report

     This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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T. Rowe Price New Asia Fund
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Certified Annual Report

Performance Comparison

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]
NEW ASIA FUND
New Asia Fund  $10,029
MSCI All Country Far East Free Ex-Japan Index  $8,320
Lipper Pacific Ex-Japan Funds Average  $9,371

             MSCI AC Far East      Lipper Pacific Ex-Japan
            Ex-Japan Free Index        Funds Average        New Asia Fund
10/31/1993        10000                    10000                10000
10/31/1994        11546.2                  10719.8              10411.2
10/31/1995        10676                    9930.04              9401.32
10/31/1996        11731.8                  10721.2              10113.6
10/31/1997        7673.42                  7890.5               7018.01
10/31/1998        5904.49                  6138.9               5897.4
10/31/1999        8978.14                  8764.01              8771.36
10/31/2000        7058.7                   7931.87              8711.98
10/31/2001        5281.2                   6079.68              6252.56
10/31/2002        6081.01                  6620.86              6950.01
10/31/2003        8320.08                  9371.13              10029.1


Average Annual Compound Total Return

Periods Ended 10/31/03                          1 Year    5 Years   10 Years
New Asia Fund                                    44.30%     11.20%     0.03%
MSCI All Country Far East Free Ex-Japan Index    36.82       7.10     -1.82
Lipper Pacific Ex-Japan Funds Average            37.16       9.71     -1.00

     Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

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T. Rowe Price New Asia Fund
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Certified Annual Report

     Dear Shareholder,

     We are pleased to report that your fund returned 44.30% during the 12 months ended October 31, 2003, as you can see in the table on the preceding page. The fund outperformed its peer group, the Lipper Pacific Ex-Japan Funds Average, and the MSCI All Country Far East Free Ex-Japan Index by healthy margins. The fund's performance versus its benchmarks was aided by our large allocation to the strong Indian market, which gained more than 74% for the past 12 months.

     As you know, the fund's objective is long-term growth of capital through investments in large and small companies located, or with primary operations, in Asia and the Pacific Basin (excluding Japan). Because the economies of Hong Kong, Singapore, Malaysia, Thailand, and other countries in the region are in an earlier stage of development than more established economies, they should offer investors good growth potential over the long term. However, the fund's relatively limited geographic orientation and exposure to some emerging markets increase its risk level.

     The Major International Index Returns table shows how the world's major regions performed over the past year. As you can see, international stock markets posted strong gains that were led by emerging markets. The MSCI Emerging Markets Free Index, Emerging Europe and Middle East Index, and the Emerging Markets Free Latin America Index all performed better than the developed market MSCI EAFE (Europe, Australasia, and Far East) Index and the S&P 500 Index of large-cap U.S. stocks.

        MAJOR INTERNATIONAL INDEX RETURNS
        Period Ended 10/31/03                            12 Month Return
        MSCI Emerging Markets Free Index                          48.74%
        MSCI Emerging Europe and Middle East Index                52.12
        MSCI Emerging Markets Free Latin America Index            59.75
        MSCI EAFE Index                                           27.57
        S&P 500 Index                                             20.80


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     The Market Performance table shows how the fund's largest markets performed over the past year. All of our largest country allocations performed well, led by India, our fourth-largest allocation. Even Malaysia's market, the weakest among our top five, gained 29% during the past 12 months.

        MARKET PERFORMANCE
        (In U.S. Dollar Terms)
        Period Ended 10/31/03                                  12 Months
        South Korea                                               30.50%
        Hong Kong                                                 33.78
        Taiwan                                                    41.85
        India                                                     74.48
        Malaysia                                                  29.04

        Source: RIMES Online, using MSCI indices.

        [Graphic Omitted]
        Geographic Diversification

        South Korea         26%
        Hong Kong           17%
        Taiwan              16%
        India               16%
        Malaysia             8%
        Thailand             6%
        Singapore            4%
        Other and Reserves   7%

        Based on net assets of 10/31/03.


     The Geographic Diversification pie chart shows the fund's country allocations at the end of our fiscal year. As you can see, our largest investments were in South Korea, Hong Kong, Taiwan, and India.

     Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

     We thank you for your continued support.

     Respectfully,

     James S. Riepe
     Chairman
     November 21, 2003

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T. Rowe Price New Asia Fund
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Certified Annual Report

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period

                         Year
                        Ended
                     10/31/03    10/31/02    10/31/01    10/31/00    10/31/99
NET ASSET VALUE
Beginning of period   $  5.68   $    5.11   $    7.12   $    7.20   $    4.93
Investment activities
  Net investment
  income (loss)          0.06        0.03        0.03        0.04        0.05
  Net realized and
  unrealized
  gain (loss)            2.44        0.54       (2.04)      (0.08)**     2.31
  Total from
  investment
  activities             2.50        0.57       (2.01)      (0.04)       2.36
Distributions
  Net investment
  income                (0.04)           -           -      (0.04)      (0.09)
NET ASSET VALUE
End of period         $  8.14   $    5.68   $    5.11   $    7.12   $    7.20

Ratios/Supplemental
Data

Total return^           44.30%      11.15%     (28.23)%    (0.68)%      48.73%
Ratio of total
expenses to
average net assets       1.17%       1.17%       1.22%       1.08%       1.21%
Ratio of net
investment income
(loss) to average
net assets               1.06%       0.53%       0.49%       0.41%       0.87%
Portfolio
turnover rate            71.7%       72.0%       49.0%       52.2%       69.9%
Net assets,
end of period
(in millions)         $    826  $      562  $      527  $      875  $     996

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price New Asia Fund
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Certified Annual Report                                        October 31, 2003

STATEMENT OF NET ASSETS (ss.)                               Shares        Value
                                                                In thousands

BERMUDA  0.4%
Common Stocks  0.4%
Grande Holdings (HKD)                                  1,766,000   $     1,864
Grande Holdings, 144A (HKD)                            1,084,000         1,145
Total Bermuda (Cost $3,476)                                              3,009

CAYMAN ISLAND  1.0%
Common Stocks  1.0%
Harbin Brewery Group (HKD)                             4,646,000         2,183
tom.com (HKD) *                                       18,340,000         5,902
Total Cayman Island (Cost $6,864)                                        8,085

CHINA  1.0%
Common Stocks  1.0%
BYD (HKD)                                              1,142,500         2,978
China Telecom Limited (HKD)                            5,012,000         1,662
Hainan Meilan Airport (HKD)                            1,131,000           779
New World Development, 144A (HKD)                      4,000,000         2,562
Total China (Cost $6,558)                                                7,981

HONG KONG  17.1%
Common Stocks  17.1%
Asia Aluminum Holdings                                17,648,000         3,499
BOC Hong Kong                                          4,766,000         8,252
Cathay Pacific Airways                                 2,719,000         5,198
Cheung Kong Holdings                                   1,928,000        16,071
China Insurance                                        4,692,000         3,141
China Mobile (Hong Kong)                               5,770,500        16,380
CNOOC                                                  2,419,500         4,563
Dah Sing Financial                                       225,200         1,573
Esprit Holdings                                        2,592,001         8,125
Giordano International                                 9,110,000         4,105
Henderson Land Development                             1,157,000         4,855
Hong Kong Exchanges & Clearing                         2,610,000         5,678
Hutchison Whampoa                                      2,431,900        18,784

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Li & Fung                                              2,660,000   $     4,469
New World Development                                  5,492,000         3,517
Next Media *                                           9,738,000         4,137
PCCW Limited *                                         5,481,000         3,951
Shun Tak Holdings                                      5,166,000         1,746
Sun Hung Kai Properties                                  841,000         7,064
Swire Pacific, Series A                                  835,000         5,095
Techtronic Industries                                    598,000         1,647
Television Broadcast                                   1,220,000         5,780
Varitronix                                             3,676,000         3,904
Total Hong Kong (Cost $105,289)                                        141,534

INDIA  16.1%
Common Stocks  16.1%
Arvind Mills *                                         3,942,000         3,979
Ballarpur Industries *                                 2,609,338         4,321
Bharti Tele-Ventures *                                 5,055,284        10,056
Bombay Dyeing                                          1,604,100         4,456
Gail India                                             1,307,800         4,725
HDFC Bank                                              1,899,818        13,320
Hindalco Industries                                      113,791         2,752
I-Flex Solutions, 144A *                                 423,100         6,414
Indian Hotels                                            815,690         6,348
Kotak Mahindra Finance                                 1,050,000         7,912
Larsen & Toubro                                          932,100         8,361
Mahindra & Mahindra                                    2,274,100        17,116
Maruti Udyog *                                         1,515,500        10,828
Maruti Udyog (Restricted shares) *                       400,300         2,860
Moschip Semiconductor *                                1,121,126         1,044
State Trading Corp of India                              331,899           989
Tata Motors                                              726,200         6,008
Tata Tea                                                 815,100         4,748
Televison Eighteen India *+                              661,500         2,122
Zee Telefilms                                          4,903,400        14,812
Total India (Cost $78,279)                                             133,171

INDONESIA  0.5%
Common Stocks  0.5%
PT Indocement Tunggal Prakarsa *                      12,334,500   $     2,794
PT Semen Cibinong *                                   33,413,500         1,416
Total Indonesia (Cost $3,813)                                            4,210

MALAYSIA  7.5%
Common Stocks  7.5%
Arab Malaysian *                                       8,850,500         2,865
Berjaya Sports Toto                                    4,948,200         5,677
Berjaya Sports Toto, Series B *                        2,045,250         2,207
CIMB Berhad                                            4,769,200         5,748
Gamuda Berhad                                          2,074,000         4,148
Hong Leong Bank                                        3,987,900         5,719
IJM                                                    2,462,000         3,337
Magnum                                                 9,150,700         6,815
Malayan Banking Berhad                                 1,611,800         4,326
MK Land Holdings                                       7,719,100         4,571
Multi-Purpose Holdings *                              10,817,900         3,530
Pos Malaysia & Services Holdings                       3,362,100         1,469
Road Builder                                           3,214,000         3,349
SP Setia                                               6,146,999         5,823
Symphony House Berhad *                                4,663,600         2,369
Total Malaysia (Cost $55,330)                                           61,953

SINGAPORE  4.2%
Common Stocks  4.2%
Ascendas, REIT                                         3,981,000         2,357
Ascendas, 144A, REIT                                   5,134,800         3,040
Capitamall Trust                                       4,662,000         3,430
Creative Technology                                      404,200         4,205
DBS                                                      489,000         4,019
Elec & Eltek (USD)                                     1,480,900         4,220
GES International                                      5,700,000         2,129

GP Batteries                                             913,000   $     2,015
Keppel                                                 2,070,000         7,079
SIA Engineering                                        2,012,000         2,371
Total Singapore (Cost $27,697)                                          34,865

SOUTH KOREA  25.5%
Common Stocks  23.0%
Amorepacific                                              54,220         7,445
CJ Home Shopping                                          58,070         2,208
Daewoo Shipbuilding & Marine Engineering *               110,900         1,490
Daewoo Shipbuilding & Marine
       Engineering GDR (USD) *                            51,400         1,347
Daewoo Shipbuilding GDR, 144A (USD) *                    148,200         3,883
Hanwha Chemical *                                      1,039,970         7,223
Kook Soon Dang                                           185,926         3,456
Kookmin Bank                                             445,386        16,257
Kookmin Bank ADR (USD)                                    68,800         2,528
Korean Air Lines                                         314,600         4,200
Kumgang Korea Chemical                                    82,990         7,005
LG Ad                                                    157,290         2,638
LG Card                                                  334,670         3,407
LG Chemical                                              102,120         4,099
LG Home Shopping                                          74,500         3,632
LG International                                         633,230         3,847
Lotte Chilsung Beverage                                   13,480         6,834
Lotte Confectionery                                        8,660         3,805
NCsoft                                                    67,680         3,603
POSCO                                                     47,430         5,530
Pusan Bank                                               767,870         4,152
Samsung Electronics                                      144,532        57,398
Samsung Fire & Marine Insurance                          114,600         6,546
Shinhan Financial                                        485,000         6,967
Shinsegae                                                 27,100         5,438
South Korea Telecom                                       86,280        15,237
                                                                       190,175


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Preferred Stocks  2.5%
Hyundai Motor                                            479,980   $     7,909
Samsung Electronics                                       62,390        12,388
                                                                        20,297

Total South Korea (Cost $123,325)                                      210,472

TAIWAN  16.1%
Common Stocks  16.1%
Accton Technology                                      2,333,124         1,451
Acer                                                   5,397,851         7,954
Advantech                                              2,370,023         3,562
Basso Industry                                         1,845,000         3,698
Benq GDR, 144A (USD)                                     707,300         4,562
China Trust Finance Holdings                           6,222,516         6,474
Delta Electronics                                        419,485           536
EVA Airways                                            6,439,000         2,733
EVA Airways (Bonus shares)                               120,851            51
Evergreen Marine                                       7,005,460         6,153
First Financial Holdings *                             7,313,000         4,914
Formosa Plastic                                        5,138,349         7,875
Fubon Financial Holdings                               4,908,000         5,178
Hon Hai Precision Industry                             1,794,754         8,040
Merry Electronics                                      2,440,000         3,955
Nan Ya Plastic                                         5,176,631         6,911
Phoenixtec Power                                       3,331,575         3,977
Polaris Securities                                     5,259,600         2,620
Quanta Computer                                        1,336,500         3,644
Ritek *                                                7,357,000         5,182
Taishin Financial Holdings                             6,393,000         4,541
Taiwan Cellular                                        4,359,000         3,918
Taiwan Semiconductor Manufacturing                     7,515,073        14,840
United Microelectronics                               10,446,280         9,575
Vanguard International Semiconductor *                23,237,000         7,910
Wan Hai Lines                                          3,228,116         3,159
Total Taiwan (Cost $102,617)                                           133,413


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THAILAND  6.4%
Common Stocks  6.4%
Bangkok Bank, NVDR *                                   4,982,000   $    10,737
Italian-Thai Development *                             3,733,600         8,046
Jasmine International *                               10,287,500         2,733
Jasmine International, Rights, 12/15/03 *             10,287,500         1,431
Kasikornbank Public, NVDR *                            9,721,000        10,292
Land & Houses, NVDR                                   25,201,300         7,642
Siam Commercial Bank *                                 8,072,000         8,344
Sino-Thai Engineering & Construction *                 8,265,200         3,521
TelecomAsia, Rights, 4/3/08 *                          1,597,894             0
Total Thailand (Cost $27,107)                                           52,746

UNITED KINGDOM  1.2%
Common Stocks  1.2%
Astro All Asia Networks (MYR) *                        1,845,000         2,292
HSBC (HKD)                                               532,434         8,019
Total United Kingdom (Cost $8,082)                                      10,311

SHORT-TERM INVESTMENTS  2.4%
Money Market Funds  2.4%
T. Rowe Price Reserve Investment Fund,1.10% #         19,618,789        19,619
Total Short-Term Investments (Cost $19,619)                             19,619

SECURITIES LENDING COLLATERAL  4.9%
Money Market Pooled Account  4.9%
Investment in money market pooled
account managed by
JP Morgan Chase Bank, London                          40,481,850        40,482

Total Securities Lending Collateral
    (Cost $40,482)                                                      40,482

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Total Investments in Securities

104.3% of Net Assets (Cost $608,538)                               $   861,851

Other Assets Less Liabilities                                          (35,723)

NET ASSETS                                                         $   826,128
Net Assets Consist of:
Undistributed net investment income (loss)                         $     6,180

Undistributed net realized gain (loss)                                (227,537)

Net unrealized gain (loss)                                             252,442

Paid-in-capital applicable to 101,526,359 shares
of $0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                     795,043

NET ASSETS                                                         $   826,128

NET ASSET VALUE PER SHARE                                          $      8.14

  (ss.) Denominated in currency of the country of incorporation unless otherwise noted
      #  Seven-day yield
      *  Non-income producing
      +  Affiliated company - See Note 2.
   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total of such securities at period-end amounts to $21,606,000 and represents 2.6% of net assets
    ADR  American Depository Receipts
    GDR  Global Depository Receipts
    HKD  Hong Kong dollar
    MYR  Malaysian ringgit
   NVDR  Non Voting Depository Receipt
   REIT  Real Estate Investment Trust
    USD  United States dollar

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price New Asia Fund
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Certified Annual Report

Statement of Operations
In thousands
                                                                          Year
                                                                         Ended
                                                                      10/31/03
Investment Income (Loss)
Income
  Dividend (net of foreign taxes of $1,999)                         $   12,806

  Securities lending                                                       594

  Other income                                                             102

  Interest (net of foreign taxes of $4)                                     17

  Total income                                                          13,519

Expenses
  Investment management                                                  4,974

  Shareholder servicing                                                  1,660

  Custody and accounting                                                   297

  Prospectus and shareholder reports                                        83

  Legal and audit                                                           46

  Registration                                                              30

  Directors                                                                  9

  Miscellaneous                                                              7

  Total expenses                                                         7,106

Net investment income (loss)                                             6,413

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities (including foreign tax refunds of $81)                     37,335

  Foreign currency transactions                                           (627)

  Net realized gain (loss)                                              36,708

Change in net unrealized gain (loss)
  Securities (net of increase in deferred foreign taxes of $865)       203,720

  Other assets and liabilities
  denominated in foreign currencies                                        (45)

  Change in net unrealized gain (loss)                                 203,675

Net realized and unrealized gain (loss)                                240,383

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $  246,796

The accompanying notes are an integral part of these financial statements.
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T. Rowe Price New Asia Fund
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Certified Annual Report

STATEMENT OF CHANGES IN NET ASSETS
In thousands
                                                            Year
                                                           Ended
                                                        10/31/03      10/31/02
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                         $   6,413   $     3,464

  Net realized gain (loss)                                36,708       (41,559)

  Change in net unrealized gain (loss)                   203,675       106,145

  Increase (decrease) in net assets from operations      246,796        68,050

Distributions to shareholders
  Net investment income                                   (3,896)            -

Capital share transactions *
  Shares sold                                            690,304     1,124,302

  Distributions reinvested                                 3,715             -

  Shares redeemed                                       (672,776)   (1,157,585)

  Increase (decrease) in net assets from capital
  share transactions                                      21,243       (33,283)

Net Assets

Increase (decrease) during period                        264,143        34,767

Beginning of period                                      561,985       527,218

End of period                                          $ 826,128   $   561,985

*Share information
  Shares sold                                            116,376       178,727

  Distributions reinvested                                   643             -

  Shares redeemed                                       (114,487)     (182,987)

  Increase (decrease) in shares outstanding                2,532        (4,260)

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price New Asia Fund
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Certified Annual Report                                        October 31, 2003

NOTES TO FINANCIAL STATEMENTS

Note 1 - Significant Accounting Policies

     T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price New Asia Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on September 28, 1990. The fund seeks long-term growth of capital through investments in companies located (or with primary operations) in Asia (excluding Japan).

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

     Note 2 - Investment Transactions

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Emerging Markets
     At October 31, 2003, approximately 97% of the fund's net assets were invested in securities of companies located in emerging markets or denominated in currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At October 31, 2003, the value of loaned securities was $40,135,000; aggregate collateral consisted of $40,482,000 in the money market pooled account and U.S. government securities valued at $2,852,000.

     Affiliated Companies
     The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At October 31, 2003, the value of affiliated companies totaled $2,122,000, representing 0.3% of the value of the fund's investments in securities.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $436,687,000 and $418,490,000, respectively, for the year ended October 31, 2003.

Note 3 - Federal Income Taxes

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

     Distributions during the year ended October 31, 2003 totaled $3,896,000 and were characterized as ordinary income for tax purposes. At October 31, 2003, the tax-basis components of net assets were as follows:


        Unrealized appreciation                           $ 264,386,000
        Unrealized depreciation                             (13,344,000)
        Net unrealized appreciation (depreciation)          251,042,000
        Undistributed ordinary income                         7,057,000
        Capital loss carryforwards                         (227,014,000)
        Paid-in capital                                     795,043,000
        Net assets                                        $ 826,128,000


     Federal income tax regulations require the fund to treat the gain/loss on passive foreign investment companies as realized on the last day of the tax year; accordingly, $1,400,000 of unrealized losses reflected in the accompanying financial statements were realized for tax purposes as of October 31, 2003. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $36,951,000 of capital loss carryforwards. As of October 31, 2003, the fund had $148,017,000 of capital loss carryforwards that expire in 2006, $38,195,000 that expire in 2009, and $40,802,000 that expire in 2010.

     For the year ended October 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.


        Undistributed net investment income               $      81,000
        Undistributed net realized gain                         (81,000)


     At October 31, 2003, the cost of investments for federal income tax purposes was $609,938,000.

Note 4 - Foreign Taxes

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

     Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities. At October 31, 2003, the fund had a deferred tax liability of $865,000, and $2,243,000 of capital loss carryforwards that expire in 2010, and $8,777,000 that expire in 2011.

Note 5- Related Party Transactions

     The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At October 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $551,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,253,000 for the year ended October 31, 2003, of which $110,000 was payable at period-end.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended October 31, 2003, the fund was allocated $12,000 of Spectrum Funds' expenses, of which $2,000 related to services provided by Price and $1,000 was payable at period-end. At October 31, 2003, approximately 0.4% of the outstanding shares of the fund were held by the Spectrum Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended October 31, 2003, dividend income from the Reserve Funds totaled $194,000.

T. Rowe Price New Asia Fund
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Certified Annual Report

REPORT OF INDEPENDENT AUDITORS

     To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price New Asia Fund

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price New Asia Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     November 24, 2003


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T. Rowe Price New Asia Fund
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Certified Annual Report

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/03

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     For taxable non-corporate shareholders, $5,019,000 of the fund's distributed income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

     The fund will pass through foreign source income of $8,967,000 and foreign taxes paid of $1,908,000.

T. Rowe Price New Asia Fund
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Certified Annual Report

ABOUT THE FUND'S DIRECTORS AND OFFICERS

     Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)          Principal Occupation(s) During Past 5 Years
Year Elected*            and Directorships of Other Public Companies

Anthony W. Deering       Director, Chairman of the Board, President, and Chief
(1/28/45)                Executive Officer, The Rouse Company, real estate
1991                     developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.      Principal, EuroCapital Advisors, LLC, an
(1/27/43)                acquisition and management advisory firm
1988

David K. Fagin           Director, Golden Star Resources Ltd., Canyon
(4/9/38)                 Resources Corp. (5/00 to present), and Pacific Rim
2001                     Mining Corp. (2/02 to present); Chairman and
                         President, Nye Corp.

F. Pierce Linaweaver     President, F. Pierce Linaweaver & Associates,
(8/22/34)                Inc., consulting environmental and civil engineers
2001

John G. Schreiber        Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)               a real estate investment company; Senior Advisor and
2001                     Partner, Blackstone Real Estate Advisors, L.P.;
                         Director, AMLI Residential Properties Trust,
                         Host Marriott Corp., and The Rouse Company

Hubert D. Vos            Owner/President, Stonington Capital Corp., a
(8/2/33)                 private investment company
2001

Paul M. Wythes           Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                capital limited partnership, providing equity capital
1996                     to young high-technology companies throughout the
                         United States; Director, Teltone Corp.

* Each independent director oversees 106 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

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T. Rowe Price New Asia Fund
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Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T.Rowe Price  Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]     Directorships of Other Public Companies

James S. Riepe           Director and Vice President, T. Rowe Price; Vice
(6/25/43)                Chairman of the Board, Director, and Vice President,
2002                     T. Rowe Price Group, Inc.; Chairman of the Board and
[106]                    Director, T. Rowe Price Global Asset Management
                         Limited, T. Rowe Price Global Investment Services
                         Limited, T. Rowe Price Investment Services, Inc., T.
                         Rowe Price Retirement Plan Services, Inc., and T. Rowe
                         Price Services, Inc.; Chairman of the Board, Director,
                         President, and Trust Officer, T. Rowe Price Trust
                         Company; Director, T. Rowe Price International, Inc.;
                         Chairman of the Board, International Funds

M. David Testa           Chief Investment Officer, Director, and Vice President,
(4/22/44)                T. Rowe Price; Vice Chairman of the Board, Chief
1979                     Investment Officer, Director, and Vice President,
[106]                    T. Rowe Price Group, Inc.; Director, T. Rowe Price
                         Global Asset Management Limited and T. Rowe Price
                         Global Investment Services Limited; Chairman of the
                         Board and Director, T. Rowe Price International, Inc.;
                         Director and Vice President, T. Rowe Price Trust
                         Company; Vice President, International Funds

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Christopher D. Alderson (3/29/62)       Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Mark C.J. Bickford-Smith (4/30/62)      Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company

Brian J. Brennan, CFA (7/14/64)         Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, International Funds          Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

     Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

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T. Rowe Price New Asia Fund
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Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Michael J. Conelius, CFA (6/16/64)      Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Ann B. Cranmer (3/23/47)                Vice President, T. Rowe Price Group,
Assistant Vice President,               Inc.,and T. Rowe Price International,
International Funds                     Inc.; Vice President and Secretary,
                                        T. Rowe Price Global Asset Management
                                        Limited and T. Rowe Price Global
                                        Investment Services Limited

Julio A. Delgado, CFA (5/13/65)         Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Frances Dydasco (5/8/66)                Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Mark J.T. Edwards (10/27/57)            Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe
                                        Price Trust Company

John R. Ford, CFA (11/25/57)            Vice President, T. Rowe Price and
President, International Funds          T. Rowe Price Group, Inc.; Chief
                                        Investment Officer, Director, and
                                        Vice President, T. Rowe Price
                                        International, Inc.

Gregory S. Golczewski  (1/15/66)        Vice President, T. Rowe Price and
Vice President, International Funds     T. Rowe Price Trust Company

M. Campbell Gunn (3/9/56)               Vice President, T. Rowe Price Global
Vice President, International Funds     Investment Services Limited, T. Rowe
                                        Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, International Funds     Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement
                                        Plan Services, Inc.

Ian D. Kelson (8/16/56)                 Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.; formerly Head of
                                        Fixed Income, Morgan Grenfell/Deutsche
                                        Asset Management (to 2000)

     Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

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Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, International Funds          and T. Rowe Price Investment Services,
                                        Inc.

Raymond A. Mills, Ph.D., CFA (12/3/60)  Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.

George A. Murnaghan (5/1/56)            Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., T. Rowe Price
                                        International, Inc., T. Rowe Price
                                        Investment Services, Inc., and
                                        T. Rowe Price Trust Company

Gonzalo Pangaro, CFA (11/27/68)         Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

D. James Prey III (11/26/59)            Vice President, T. Rowe Price
Vice President, International Funds     and T. Rowe Price Group, Inc.

Robert A. Revel-Chion (3/9/65)          Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Christopher J. Rothery (5/26/63)        Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

James B.M. Seddon (6/17/64)             Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Robert W. Smith (4/11/61)               Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and  T. Rowe Price
                                        International, Inc.

Benedict R.F. Thomas, CFA (8/27/64)     Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Justin Thomson (1/14/68)                Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.; formerly Portfolio Manager, G.T.
                                        Capital/Invesco (to 1998)

Julie L. Waples (6/12/70)               Vice President, T. Rowe Price
Vice President, International Funds


David J.L. Warren (4/14/57)             Vice President, T. Rowe Price and
Executive Vice President,               T. Rowe Price Group, Inc.; Chief
International Funds                     Executive Officer, Director, and
                                        President, T. Rowe Price International,
                                        Inc.; Director, T. Rowe Price Global
                                        Asset Management Limited and T. Rowe
                                        Price Global Investment Services Limited

     Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

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Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

William F. Wendler II, CFA (3/14/62)    Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Richard T. Whitney, CFA (5/7/58)        Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Edward A. Wiese, CFA (4/12/59)          Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company; Chief Investment Officer,
                                        Director, and Vice President, T. Rowe
                                        Price Savings Bank

     Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     December 19, 2003